Royce Global Value Trust, Inc.
Royce Value Trust, Inc.
745 Fifth Avenue
New York, New York 10151

May 10, 2013

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549-4720

Re:           Royce Global Value Trust, Inc. and Royce Value Trust, Inc.

Ladies and Gentlemen:

On behalf of Royce Global Value Trust, Inc. (“Global Trust”) and Royce Value Trust, Inc. (“Value Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933 (the “Securities Act”) is Pre-Effective Amendment No. 1 (“Amendment No. 1”) to Global Trust’s Registration Statement on Form N-14 (the “Registration Statement”), containing the preliminary combined prospectus/proxy statement and preliminary statement of additional information of Global Trust and Value Trust, and the notice for the special meeting of the stockholders of Value Trust expected to be held in July 2013 (the “Meeting”). At the Meeting, the stockholders of Value Trust will be asked to approve a proposal for Value Trust to: (i) contribute a portion of its assets (which is anticipated to consist largely or exclusively of cash, short-term fixed income instruments, unappreciated common stock and unappreciated preferred stock) to Global Trust, a newly-organized, diversified, closed-end management investment company, and (ii) distribute certain shares of common stock of Global Trust pro rata to its common stockholders. The contribution of such Value Trust assets to Global Trust and the subsequent pro rata distribution of Global Trust common stock to Value Trust common stockholders are referred to herein as the “Transaction.” The aggregate net asset value of Value Trust shares of common stock owned by a stockholder immediately prior to the Transaction (assuming such shares are not sold or otherwise disposed of prior to the distribution record date) will equal, immediately after the Transaction, the value of such stockholder’s Value Trust common stock, Global Trust common stock, and any cash received in lieu of fractional shares of common stock of Global Trust. Stockholders also will be asked to approve a proposal to amend one of Value Trust’s investment restrictions. The amended restriction will expressly permit spin-off transactions, such as the Transaction, and will permit Value Trust to distribute Global Trust common stock without violating its prohibition against underwriting securities of other issuers. In addition, the amended investment restriction will give Value Trust the flexibility to invest in restricted securities to a greater extent by removing the limitation that it may not invest in restricted securities unless such securities are redeemable shares issued by money market funds registered under the Investment Company Act of 1940 (the “1940 Act”). We believe that this proposal to amend Value Trust’s investment restriction adequately addresses a concern that was previously expressed by the staff of the Commission (the “Staff”) that Value Trust’s distribution of Global Trust common stock to its stockholders in connection with the Transaction could be deemed to violate Value Trust’s current investment restriction.

On May 3, 2013, Global Trust and Value Trust received an order: (i) under section 12(d)(1)(J) of the 1940 Act granting an exemption from sections 12(d)(1)(A) and 12(d)(1)(C) of the 1940 Act, (ii) under section 17(b) of the 1940 Act granting an exemption from section 17(a) of the Act, and (iii) under section 17(d) of the Act and rule 17d-1 thereunder permitting certain joint transactions.

We believe we have responded to the Staff’s prior comments to the Registration Statement in our letters dated May 11, 2011 and June 30, 2011. We note that all outstanding shares of preferred stock of Value Trust were redeemed on November 15, 2012; therefore, any discussions of, and references to, such shares of preferred stock have been deleted from the Registration Statement.

Global Trust and Value Trust would like to send proxy materials to Value Trust stockholders before the end of May 2013. If you can confirm that there are no outstanding comments, we will file a final pre-effective amendment to the Registration Statement, which will include all omitted information, including Global Trust’s statement of assets and liabilities, certain record date information for Value Trust, and the remaining exhibits to the Registration Statement, as well as an acceleration request.

Please direct any communications relating the Registration Statement to me at 212-508-4578. Thank you.

Very truly yours,

/s/ John E. Denneen

John E. Denneen,
Secretary